Financial risk management - Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 1,113,751	₩ 1,095,671
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	485,531	587,482
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	217,845	209,101
Shinhan financial group | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	334,543	274,140
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	64,208	16,404
Shinhan financial group | Average | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	11,624	8,544
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,230,381	1,197,521
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	526,936	625,298
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	242,341	231,137
Shinhan financial group | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	374,984	301,271
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	71,811	30,244
Shinhan financial group | Maximum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	14,309	9,571
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	990,328	991,581
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	447,425	557,622
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	196,879	179,415
Shinhan financial group | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	293,437	245,232
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	43,374	1,269
Shinhan financial group | Minimum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,213	8,043
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,114,164	1,123,399
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	447,425	576,515
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	242,341	219,900
Shinhan financial group | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	344,415	299,909
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	70,770	19,032
Shinhan financial group | December 31 | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,213	8,043
Shinhan Bank [Member] | Average
Market risk management from trading positions [Line Items]
Value at risk	222,372	174,647
Shinhan Bank [Member] | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	44,719	28,749
Shinhan Bank [Member] | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	20,303	11,583
Shinhan Bank [Member] | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	191,013	159,165
Shinhan Bank [Member] | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	84	162
Shinhan Bank [Member] | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk	13	11
Shinhan Bank [Member] | Average | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(33,760)	(25,023)
Shinhan Bank [Member] | Maximum
Market risk management from trading positions [Line Items]
Value at risk	274,895	210,535
Shinhan Bank [Member] | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	64,628	55,773
Shinhan Bank [Member] | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	24,879	21,340
Shinhan Bank [Member] | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	262,319	185,514
Shinhan Bank [Member] | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	211	368
Shinhan Bank [Member] | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	193	151
Shinhan Bank [Member] | Maximum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(77,335)	(52,611)
Shinhan Bank [Member] | Minimum
Market risk management from trading positions [Line Items]
Value at risk	188,678	145,145
Shinhan Bank [Member] | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	24,322	17,537
Shinhan Bank [Member] | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	13,443	3,850
Shinhan Bank [Member] | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	161,760	136,936
Shinhan Bank [Member] | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	25	29
Shinhan Bank [Member] | Minimum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	0
Shinhan Bank [Member] | Minimum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(10,872)	(13,207)
Shinhan Bank [Member] | December 31
Market risk management from trading positions [Line Items]
Value at risk	265,069	192,224
Shinhan Bank [Member] | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	53,777	28,030
Shinhan Bank [Member] | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	21,659	19,618
Shinhan Bank [Member] | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	252,453	161,978
Shinhan Bank [Member] | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	110	60
Shinhan Bank [Member] | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk	27	8
Shinhan Bank [Member] | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(62,957)	(17,470)
Shinhan Card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,784	1,996
Shinhan Card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,401	2,350
Shinhan Card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,650	1,700
Shinhan Card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,801	1,700
Shinhan Securities | Average
Market risk management from trading positions [Line Items]
Value at risk	103,192	78,687
Shinhan Securities | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	30,003	21,079
Shinhan Securities | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	36,100	31,668
Shinhan Securities | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	31,709	24,354
Shinhan Securities | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	70,021	49,345
Shinhan Securities | Average | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(64,641)	(47,759)
Shinhan Securities | Maximum
Market risk management from trading positions [Line Items]
Value at risk	127,669	133,850
Shinhan Securities | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	44,131	35,503
Shinhan Securities | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	63,956	62,315
Shinhan Securities | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	63,480	43,826
Shinhan Securities | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	103,928	96,355
Shinhan Securities | Maximum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(147,826)	(104,149)
Shinhan Securities | Minimum
Market risk management from trading positions [Line Items]
Value at risk	76,822	49,903
Shinhan Securities | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	17,123	7,724
Shinhan Securities | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	14,507	15,856
Shinhan Securities | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	13,452	2,548
Shinhan Securities | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	40,806	31,155
Shinhan Securities | Minimum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(9,066)	(7,380)
Shinhan Securities | December 31
Market risk management from trading positions [Line Items]
Value at risk	97,037	110,444
Shinhan Securities | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	39,578	27,207
Shinhan Securities | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	25,762	33,295
Shinhan Securities | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	63,480	28,594
Shinhan Securities | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	43,102	79,589
Shinhan Securities | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(74,885)	(58,241)
Shinhan Life Insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	26,435	22,031
Shinhan Life Insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	3,412	4,161
Shinhan Life Insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	9,441	8,938
Shinhan Life Insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	13,403	7,680
Shinhan Life Insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	179	1,252
Shinhan Life Insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	48,394	40,845
Shinhan Life Insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	6,756	9,262
Shinhan Life Insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	11,034	15,009
Shinhan Life Insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	30,111	13,746
Shinhan Life Insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	493	2,828
Shinhan Life Insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	8,288	2,873
Shinhan Life Insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	1,253	457
Shinhan Life Insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	6,206	1,909
Shinhan Life Insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	818	481
Shinhan Life Insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	11	26
Shinhan Life Insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	36,700	19,013
Shinhan Life Insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	3,415	1,259
Shinhan Life Insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	9,505	6,303
Shinhan Life Insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	23,286	11,404
Shinhan Life Insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 494	₩ 47